FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 9) - BRL (R$) R$ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Concession financial assets related to Distribution infrastructure - IPCA	[1]	R$ 1,407	R$ 718
Receivable from Minas Gerais state government (AFAC) – IGPM (Note 11 and 30)			13
Concession Grant Fee - IPCA (Note 14)		2,950	2,792
Assets		4,357	3,523
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 22)		(4,630)	(4,322)
Debt with pension fund (Forluz) - IPCA (Note 24)		(251)	(385)
Deficit of pension plan (Forluz) - IPCA (Note 24)		(545)	(539)
Liabilities		(5,426)	(5,246)
Net assets exposed		R$ (1,069)	R$ (1,726)

[1]	Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (ANEEL) after the 4th tariff review cycle.